Fees Summary	Jun. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 415,000
Previously Paid Amount	0.00
Total Fee Amount	57.31
Total Offset Amount	0.00
Net Fee	57.31
Narrative - Max Aggregate Offering Price	$ 415,000
Final Prospectus	true